IFRS 7 Disclosure (Tables)	3 Months Ended
Jan. 31, 2024
Statement [Table]
Portfolio Market Risk Measures
The following table presents the end of quarter, average, high,

and low usage of TD’s VaR metric.
TABLE 30: PORTFOLIO MARKET RISK MEASURES
(millions of Canadian dollars) For the three months ended
January 31 October 31 January 31
2024 2023 2023
As at Average High Low Average Average
Interest rate risk $ 15.4 $ 17.8 $ 25.5 $ 12.1 $ 21.2 $ 24.1
Credit spread risk 29.6 29.4 35.0 23.9 30.6 29.2
Equity risk 8.5 7.2 8.7 5.6 6.8 10.6
Foreign exchange risk 1.6 2.4 4.5 1.2 2.8 4.8
Commodity risk 3.7 3.7 4.6 2.6 3.9 8.1
Idiosyncratic debt specific risk 18.1 20.9 29.7 13.8 26.2 38.9
Diversification effect 1 (50.7) (51.2) n/m 2 n/m (56.9) (62.7)
Total Value-at-Risk (one-day) 26.2 30.2 40.1 21.8 34.6 53.0
The aggregate VaR is less than the sum of the VaR

of the different risk types due to risk offsets resulting from portfolio diversification.
2

Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures
TABLE 31: STRUCTURAL INTEREST RATE SENSITIVITY MEASURES
(millions of Canadian dollars) As at
January 31, 2023
EVE NII EVE NII EVE NII
Sensitivity Sensitivity 1 Sensitivity Sensitivity 1 Sensitivity Sensitivity 1
Canada
U.S.

Total Canada U.S. Total Total Total Total Total
Before-tax impact of

100 bps increase in rates
$ (402) $ (1,734) $ (2,136) $ 579 $ 390 $ 969 $ (2,211) $ 920 $ (1,610) $ 1,135

100 bps decrease in rates
320 1,402 1,722 (605) (547) (1,152) 1,599 (1,099) 1,056 (1,216)
Represents the twelve-month net interest income (NII) exposure to an immediate and sustained shock in rates.

Summary of Liquid Assets by Type and Currency
TABLE 32: SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY 1,2
(millions of Canadian dollars, except as noted)
As at

Securities

received as

collateral from

securities

financing and

Bank-owned

derivative

Total
% of

Encumbered

Unencumbered

liquid assets

transactions liquid assets total
liquid assets

liquid assets

January 31, 2024

Cash and central bank reserves $ 13,203 $ – $ 13,203 2% $ 590 $ 12,613
Canadian government obligations 18,437 80,646 99,083 12 45,930 53,153
National Housing Act Mortgage-Backed
Securities (NHA MBS) 41,024 – 41,024 5 1,889 39,135
Obligations of provincial governments, public sector entities and multilateral development banks 3 41,606 23,211 64,817 8 33,066 31,751
Corporate issuer obligations 20,494 4,358 24,852 3 5,106 19,746
Equities 9,952 2,107 12,059 1 9,498 2,561
Total Canadian dollar-denominated 144,716 110,322 255,038 31 96,079 158,959
Cash and central bank reserves 59,981 – 59,981 7 199 59,782
U.S. government obligations 77,506 64,971 142,477 17 72,539 69,938
U.S. federal agency obligations, including U.S.

federal agency mortgage-backed obligations 79,224 13,183 92,407 11 27,269 65,138
Obligations of other sovereigns, public sector entities
and multilateral development banks 3 66,005 40,789 106,794 13 38,154 68,640
Corporate issuer obligations 77,877 10,190 88,067 11 18,535 69,532
Equities 51,299 34,804 86,103 10 47,636 38,467
Total non-Canadian dollar-denominated 411,892 163,937 575,829 69 204,332 371,497
Total $ 556,608 $ 274,259 $ 830,867 100% $ 300,411 $ 530,456
October 31, 2023

Cash and central bank reserves $ 28,548 $ – $ 28,548 3% $ 506 $ 28,042
Canadian government obligations
15,214 94,000 109,214 13 67,457 41,757
NHA MBS
38,760 – 38,760 4 1,043 37,717
Obligations of provincial governments, public sector entities and multilateral development banks 3 40,697 22,703 63,400 8 31,078 32,322
Corporate issuer obligations
19,507 4,815 24,322 3 4,512 19,810
Equities
10,555 2,288 12,843 1 8,890 3,953
Total Canadian dollar-denominated 153,281 123,806 277,087 32 113,486 163,601
Cash and central bank reserves 66,094 – 66,094 8 180 65,914
U.S. government obligations
72,808 64,449 137,257 16 63,688 73,569
U.S. federal agency obligations, including U.S.

federal agency mortgage-backed obligations
80,047 15,838 95,885 11 29,487 66,398
Obligations of other sovereigns, public sector entities
and multilateral development banks 3 65,996 54,321 120,317 13 56,652 63,665
Corporate issuer obligations
84,853 9,656 94,509 11 15,228 79,281
Equities
38,501 38,388 76,889 9 47,653 29,236
Total non-Canadian dollar-denominated 408,299 182,652 590,951 68 212,888 378,063
Total $ 561,580 $ 306,458 $ 868,038 100% $ 326,374 $ 541,664
Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.
2

Positions stated include gross asset values pertaining to securities financing transactions.
3

Includes debt obligations issued or guaranteed by these entities.

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches
Unencumbered liquid assets held in The

Toronto-Dominion Bank and multiple domestic and foreign subsidiaries (excluding insurance subsidiaries) and branches
are summarized in the following table.
TABLE 33: SUMMARY OF UNENCUMBERED LIQUID ASSETS BY

BANK, SUBSIDIARIES, AND BRANCHES
(millions of Canadian dollars)
As at

January 31 October 31
2024 2023
The Toronto-Dominion Bank (Parent) $ 211,078 $ 205,408
Bank subsidiaries 278,746 291,915
Foreign branches 40,632 44,341
Total $ 530,456 $ 541,664

Summary of Deposit Funding
The
following table illustrates the Bank’s base of personal

and commercial, wealth, and Schwab sweep

deposits (collectively, “P&C deposits”) that make up
approximately 70% (October 31, 2023 – 70%) of the Bank’s total funding.
TABLE 41: SUMMARY OF DEPOSIT FUNDING
(millions of Canadian dollars)
As at

January 31 October 31
2024 2023
P&C deposits – Canadian $ 533,989 $ 529,078
P&C deposits – U.S.
1
424,893 446,355
Total $ 958,882 $ 975,433
P&C deposits in U.S. are presented on a Canadian equivalent basis and therefore period-over-period movements reflect both underlying growth and changes in the foreign exchange rate.

Summary of Remaining Contractual Maturity
TABLE 44: REMAINING CONTRACTUAL MATURITY
(millions of Canadian dollars) As at
January 31, 2024
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 6,333 $ – $ – $ – $ – $ – $ – $ – $ – $ 6,333
Interest-bearing deposits with banks 33,748 316 119 – – – – – 40,865 75,048
Trading loans, securities, and other
1
2,910 7,218 4,548 4,222 3,187 13,285 28,740 25,274 72,136 161,520
Non-trading financial assets at fair value through
profit or loss 163 739 751 234 174 1,643 657 1,108 1,516 6,985
Derivatives 6,013 5,576 3,705 2,799 3,656 8,976 17,397 12,452 – 60,574
Financial assets designated at fair value through
profit or loss 221 299 773 361 265 1,028 1,722 1,301 – 5,970
Financial assets at fair value through other comprehensive

income 655 3,713 6,029 1,992 2,434 7,850 17,632 30,947 3,478 74,730
Debt securities at amortized cost, net of allowance
for credit losses 1,258 2,960 15,625 3,403 5,057 22,520 112,305 136,945 (2) 300,071
Securities purchased under reverse repurchase

agreements
2
123,061 29,362 22,863 9,820 4,436 1,211 889 – 7,437 199,079
Loans
Residential mortgages

2,671 5,332 8,697 13,800 13,475 56,840 165,184 55,671 – 321,670
Consumer instalment and other personal 929 1,682 2,461 3,767 5,878 27,156 84,409 34,448 56,667 217,397
Credit card – – – – – – – – 38,635 38,635
Business and government

40,069 10,410 14,852 16,295 16,667 41,553 98,116 69,291 26,646 333,899
Total loans 43,669 17,424 26,010 33,862 36,020 125,549 347,709 159,410 121,948 911,601
Allowance for loan losses – – – – – – – – (7,265) (7,265)
Loans, net of allowance for loan losses 43,669 17,424 26,010 33,862 36,020 125,549 347,709 159,410 114,683 904,336
Customers’ liability under acceptances

10,459 2,573 34 – – – – – – 13,066
Investment in Schwab – – – – – – – – 9,548 9,548
Goodwill
3
– – – – – – – – 18,098 18,098
Other intangibles
3
– – – – – – – – 2,799 2,799
Land, buildings, equipment, and other depreciable

assets, and right-of-use assets
3
– 9 12 12 24 77 668 3,160 5,562 9,524
Deferred tax assets – – – – – – – – 3,928 3,928
Amounts receivable from brokers, dealers, and clients 34,400 – – – – – – – 370 34,770
Other assets 5,219 4,918 666 286 263 119 124 90 12,828 24,513
Total assets $ 268,109 $ 75,107 $ 81,135 $ 56,991 $ 55,516 $ 182,258 $ 527,843 $ 370,687 $ 293,246 $ 1,910,892
Liabilities
Trading deposits $ 1,329 $ 3,306 $ 5,070 $ 4,002 $ 2,736 $ 5,049 $ 7,671 $ 1,471 $ – $ 30,634
Derivatives 6,180 5,865 3,622 2,238 3,103 6,728 12,365 13,972 – 54,073
Securitization liabilities at fair value – 339 1,219 391 825 1,980 7,657 4,132 – 16,543
Financial liabilities designated at

fair value through profit or loss

33,203 42,139 45,960 41,435 17,155 95 – – 125 180,112
Deposits
4,5
Personal 10,760 15,741 22,117 19,561 21,717 18,475 21,271 683 492,515 622,840
Banks 14,101 115 – – – 1 3 1 11,722 25,943
Business and government 23,096 30,596 16,590 9,674 11,983 31,645 75,438 16,962 316,487 532,471
Total deposits 47,957 46,452 38,707 29,235 33,700 50,121 96,712 17,646 820,724 1,181,254
Acceptances 10,459 2,573 34 – – – – – – 13,066
Obligations related to securities sold short 1 1,007 2,136 2,016 1,421 383 7,227 14,670 12,571 1,444 42,875
Obligations related to securities sold under repurchase

agreements
2
156,296 10,241 3,278 1,190 587 473 92 – 1,972 174,129
Securitization liabilities at amortized cost – 357 1,067 692 751 2,140 4,866 2,485 – 12,358
Amounts payable to brokers, dealers, and clients 33,314 – – – – – – – 698 34,012
Insurance contract liabilities 216 362 283 223 188 660 979 425 2,585 5,921
Other liabilities 11,379 8,339 7,565 1,949 1,987 915 1,320 4,282 6,190 43,926
Subordinated notes and debentures

– – – – – 197 – 9,357 – 9,554
Equity – – – – – – – – 112,435 112,435
Total liabilities and equity $ 301,340 $ 122,109 $ 108,821 $ 82,776 $ 61,415 $ 75,585 $ 146,332 $ 66,341 $ 946,173 $ 1,910,892
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 17,680 $ 27,179 $ 29,707 $ 21,266 $ 23,986 $ 44,606 $ 160,936 $ 4,958 $ 1,845 $ 332,163
Other commitments
8
123 152 254 220 302 960 1,564 493 64 4,132
Unconsolidated structured entity commitments 17 – 123 62 870 501 – – – 1,573
Total off-balance sheet commitments $ 17,820 $ 27,331 $ 30,084 $ 21,548 $ 25,158 $ 46,067 $ 162,500 $ 5,451 $ 1,909 $ 337,868
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
61

billion of covered bonds with remaining contractual maturities of $
3

billion in ‘less than 1 month’, $
3

billion in ‘over 1 to 3 months’, $
4

billion in ‘over 3 to 6 months’, $
1

billion
in ‘over 6 to 9 months’, $ 12

billion in ‘over 1 to 2 years’, $
34

billion in ‘over 2 to 5 years’, and $
4

billion in ‘over 5 years’.
6

Includes $
530

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments
TABLE 44: REMAINING CONTRACTUAL MATURITY (continued)
(millions of Canadian dollars) As at
October 31, 2023
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 6,721 $ – $ – $ – $ – $ – $ – $ – $ – $ 6,721
Interest-bearing deposits with banks
51,021 559 – – – – – – 46,768 98,348
Trading loans, securities, and other
1 4,328 6,329 5,170 3,008 4,569 13,226 27,298 25,677 62,485 152,090
Non-trading financial assets at fair value through
profit or loss
– – 354 1,538 199 1,664 828 1,351 1,406 7,340
Derivatives
10,145 10,437 5,246 4,244 3,255 11,724 25,910 16,421 – 87,382
Financial assets designated at fair value through
profit or loss
374 496 375 695 324 838 1,470 1,246 – 5,818
Financial assets at fair value through other comprehensive

income
745 2,190 1,200 5,085 2,223 9,117 15,946 29,845 3,514 69,865
Debt securities at amortized cost, net of allowance
for credit losses
1,221 4,020 4,073 16,218 3,480 22,339 116,165 140,502 (2) 308,016
Securities purchased under reverse repurchase

agreements
2 124,253 33,110 29,068 7,381 7,298 955 506 – 1,762 204,333
Loans
Residential mortgages

1,603 2,616 5,860 10,575 14,181 57,254 168,475 59,733 44 320,341
Consumer instalment and other personal
894 1,580 2,334 3,830 5,974 27,166 85,487 34,183 56,106 217,554
Credit card
– – – – – – – – 38,660 38,660
Business and government

37,656 10,058 13,850 14,886 16,964 42,460 96,952 67,190 26,512 326,528
Total loans 40,153 14,254 22,044 29,291 37,119 126,880 350,914 161,106 121,322 903,083
Allowance for loan losses – – – – – – – – (7,136) (7,136)
Loans, net of allowance for loan losses 40,153 14,254 22,044 29,291 37,119 126,880 350,914 161,106 114,186 895,947
Customers’ liability under acceptances

14,804 2,760 5 – – – – – – 17,569
Investment in Schwab
– – – – – – – – 8,907 8,907
Goodwill
3 – – – – – – – – 18,602 18,602
Other intangibles
3 – – – – – – – – 2,771 2,771
Land, buildings, equipment, other depreciable
assets, and right-of-use assets
3 – 8 6 8 14 79 573 3,153 5,593 9,434
Deferred tax assets
4 – – – – – – – – 3,951 3,951
Amounts receivable from brokers, dealers, and clients
30,181 – – – – – – – 235 30,416
Other assets
4 5,267 1,869 5,619 208 194 137 129 82 14,124 27,629
Total assets
4
$ 289,213 $ 76,032 $ 73,160 $ 67,676 $ 58,675 $ 186,959 $ 539,739 $ 379,383 $ 284,302 $ 1,955,139
Liabilities
Trading deposits $ 1,272 $ 1,684 $ 5,278 $ 4,029 $ 4,153 $ 6,510 $ 6,712 $ 1,342 $ – $ 30,980
Derivatives
9,068 9,236 4,560 3,875 2,559 8,345 16,589 17,408 – 71,640
Securitization liabilities at fair value
2 498 345 1,215 391 1,651 6,945 3,375 – 14,422
Financial liabilities designated at

fair value through profit or loss

48,197 30,477 37,961 42,792 32,473 112 – – 118 192,130
Deposits
5,6
Personal
6,044 19,095 22,387 14,164 19,525 17,268 20,328 51 507,734 626,596
Banks
19,608 68 29 – – – 4 1 11,515 31,225
Business and government
25,663 16,407 24,487 11,819 9,658 33,723 74,300 19,652 324,660 540,369
Total deposits 51,315 35,570 46,903 25,983 29,183 50,991 94,632 19,704 843,909 1,198,190
Acceptances 14,804 2,760 5 – – – – – – 17,569
Obligations related to securities sold short
1 135 1,566 1,336 1,603 1,309 5,471 19,991 11,971 1,279 44,661
Obligations related to securities sold under repurchase

agreements
2 146,559 10,059 6,607 457 1,142 150 46 – 1,834 166,854
Securitization liabilities at amortized cost
– 526 355 1,073 703 2,180 4,956 2,917 – 12,710
Amounts payable to brokers, dealers, and clients
30,248 – – – – – – – 624 30,872
Insurance contract liabilities
4 243 305 327 258 253 694 1,131 501 2,134 5,846
Other liabilities
4 11,923 9,808 7,986 1,276 1,198 918 1,979 4,226 8,260 47,574
Subordinated notes and debentures

– – – – – 196 – 9,424 – 9,620
Equity
4
– – – – – – – – 112,071 112,071
Total liabilities and equity
4
$ 313,766 $ 102,489 $ 111,663 $ 82,561 $ 73,364 $ 77,218 $ 152,981 $ 70,868 $ 970,229 $ 1,955,139
Off-balance sheet commitments
Credit and liquidity commitments
7,8
$ 22,242 $ 24,178 $ 26,399 $ 21,450 $ 22,088 $ 47,826 $ 166,891 $ 5,265 $ 1,487 $ 337,826
Other commitments
9
109 279 214 197 204 889 1,364 424 73 3,753
Unconsolidated structured entity commitments – 836 3 239 95 729 – – – 1,902
Total off-balance sheet commitments $ 22,351 $ 25,293 $ 26,616 $ 21,886 $ 22,387 $ 49,444 $ 168,255 $ 5,689 $ 1,560 $ 343,481
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 2 of the Bank’s first quarter 2024 Interim Consolidated Financial Statements for further details.
5

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
6

Includes $
57

billion of covered bonds with remaining contractual maturities of $
6

billion in ‘over 3 months to 6 months’, $
3

billion in ‘over 6 months to 9 months’, $
1

billion in ‘over 9
months to 1 year’, $ 12

billion in ‘over 1 to 2 years’, $
31

billion in ‘over 2 to 5 years’, and $
4

billion in ‘over 5 years’.
7

Includes $
573

million in commitments to extend credit to private equity investments.
8

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
9

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.